UNITED STATES

SECRITIES AND EXCHANGE COMMISSION

WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.


[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Forest Investment Management LLC
Address: 53 Forest Avenue


First Floor

Old Greenwich, CT 06870

13F File Number: 28-7052


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items,statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Dominick John Aquilio
Title:  Chief Financial Officer
Phone:  203-637-6010
Signature,  Place, and Date of Signing:
Dominick John Aquilio Old Greenwich, Connecticut November 15, 2001 Report Type (Check only one.):


[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0
Form 13F Information Table Entry Total:  57
Form 13F Information Table Value Total:  $393,653
List of Other Included Managers:
No. 13F File Number  Name

    FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFFILIATED COMPUTER SERVICES	SB NT CV 4% 05	008190AD2 16535    8500000  PRN	    	SOLE	NA	  8500000
AGNICO EAGLE MINES LTD		SRNT CONV3.5%04	008474AA6 831	   975000   PRN		SOLE	NA	  975000
AES CORP			JR SBDBCV4.5%05	00130HAN5 4799	   5996000  PRN		SOLE	NA	  5996000
ALKERMES INC			SUB NTCV3.75%07	01642TAB4 2945	   5000000  PRN		SOLE	NA	  5000000
ALPHARMA INC			SB NT CV5.75%05	020813AB7 7271	   6515000  PRN		SOLE	NA	  6515000
AMERUS GROUP CO			WT A EX 0403 2	03072M116 171	   23600    SH		SOLE	NA	  23600
AMERICAN TOWER CORP		NT CV 2.25%09	029912AD4 28544	   40000000 PRN		SOLE	NA	  40000000
ANIXTER INTL INC		LYON ZERO CPN20	035290AC9 2612	   10000000 PRN	 	SOLE	NA	  10000000
BANKATLANTIC BANCORP		SB DBCV5.625%07	065908AC9 513	   505000   PRN		SOLE	NA	  505000
BENTLEY PHARMACEUTICALS INC	WT B EX 123102	82657123  48	   44049    SH		SOLE	NA	  44049
COMCAST CORP			ZONES CV2% PCS	200300507 23684	   430000   SH		SOLE	NA	  430000
CEPHALON INC			SB NT CV5.25%06	156708AC3 552	   601000   PRN		SOLE	NA	  601000
CEPHALON INC			SB NT CV144A 06	156708AB5 4041	   4399000  PRN		SOLE	NA	  4399000
CELLSTAR CORP			SUB NTCONV5% 02	150925AC9 0	   65700    PRN		SOLE	NA	  65700
CNF TR I			TECONS SER A	12612V205 4302	   111800   SH		SOLE	NA	  111800
CANADIAN NATL RY CO		PFD CV 063029	136375409 2338	   43100    SH		SOLE	NA	  43100
COR THERAPEUTICS INC		SUB NT CV 5% 07	217753AD4 4434	   5000000  PRN		SOLE	NA	  5000000
CITIZENS UTILS TR		PFD EPPICS CV	177351202 2140	   50900    SH	 	SOLE	NA	  50900
DIAMOND OFFSHORE DRILLING INC	DEB ZEROCONV 20	25271CAC6 9807	   20000000 PRN		SOLE	NA	  20000000
EL PASO ENERGY CAP TR I		PFD CV TR SECS	283678209 1076	   20000    SH		SOLE	NA	  20000
EQUITY RESIDENTIAL PPTYS TR	PFD CV 1/10 G	29476L859 650	   25700    SH		SOLE	NA	  25700
FIRST DATA CORP	SR 		CV DBT SEC  08	319963AD6 1024	   1000000  PRN		SOLE	NA	  1000000
FINANCIAL FED CORP		SUB NTCV4.5% 05	317492AC0 2357	   2460000  PRN		SOLE	NA	  2460000
GENESCO INC			SUB NTCV5.5% 05	371532AL6 2357	   2500000  PRN		SOLE	NA	  2500000
GENZYME CORP			SB DEBCV  3% 21	372917AK0 1891	   2000000  PRN		SOLE	NA	  2000000
GENZYME CORP			SB DEBCV144A 21	372917AJ3 16369	   17304000 PRN 	SOLE	NA	  17304000
HUMAN GENOME SCIENCES INC	SUB NT CV 5% 07	444903AF5 10785	   12500000 PRN		SOLE	NA	  12500000
HOUSEHOLD INTL INC		COM 		441815107 281	   5000	    SH		SOLE	NA	  5000
INHALE THERAPEUTIC SYS INC	SUB NT CV 5% 07	457191AF1 3031	   5000000  PRN		SOLE	NA	  5000000
INTERPUBLIC GROUP COS INC	SB NT CV1.8% 04	460690AF7 19588	   22800000 PRN		SOLE	NA	  22800000
IMAGEWARE SYS INC		WT EXP 040505	45245S116 62	   73300    SH		SOLE	NA	  73300
KULICKE & SOFFA INDS INC	SB NT CV144A 06	501242AH4 6705	   8000000  PRN		SOLE	NA	  8000000
L-3 COMMUNICATIONS HLDGS INC	SR SBCV5.25% 09	502424AB0 635	   500000   PRN		SOLE	NA	  500000
MARSH SUPERMARKETS INC		SUB DB CONV7%03	571783AB5 1248	   1239000  PRN		SOLE	NA	  1239000
MAGNA INTL INC			SBDB CV4.875%05	559222AG9 32519	   32750000 PRN		SOLE	NA	  32750000
MEADOW VY CORP			WT EXP  063002	583185111 9	   105847   SH		SOLE	NA	  105847
NATIONAL DATA CORP		SUB NT CONV5%03	635621AA3 10613	   9499000  PRN		SOLE	NA	  9499000
NAM TAI ELECTRS INC		WT EXP  112402	629865148 15	   20400    SH		SOLE	NA	  20400
QUANEX CORP			SB DBCV 6.88%07	747620AC6 157	   166000   PRN		SOLE	NA	  166000
OFFSHORE LOGISTICS INC		SUB NTCONV6% 03	676255AF9 9183	   9001000  PRN		SOLE	NA	  9001000
PETSMART INC			SB NTCV6.75% 04	716768AB2 2490	   2500000  PRN		SOLE	NA	  2500000
PHILIPPINE LONG DISTANCE TEL	SPON GDR PFD	718252703 2263	   98000    SH		SOLE	NA	  98000
PERKINELMER INC			CONV ZERO 20	714046AA7 5236	   10000000 PRN		SOLE	NA	  10000000
PATHMARK STORES INC NEW		WT EXP  091910	70322A119 323	   34966    SH		SOLE	NA	  34966
QUESTRON TECHNOLOGY INC		WT IV EX030402	748372117 1	   14100    SH		SOLE	NA	  14100
ROBBINS & MYERS INC		SUB NT CV6.5%03	770196AA1 882	   856000   PRN		SOLE	NA	  856000
SPRINT CORP			EQUITY UNIT	852061605 44213	   1633000  SH		SOLE	NA	  1633000
SIEBEL SYS INC			SB NT CV 5.5%06	826170AC6 10369	   11075000 PRN		SOLE	NA	  11075000
SOVEREIGN BANCORP INC		UNIT EX 111229	845905306 7298	   125200   SH		SOLE	NA	  125200
SPX CORP			LYON ZERO144A21	784635AC8 6342	   10000000 PRN		SOLE	NA	  10000000
SEQUA CORPORATION		PFD CONV $5	817320302 1916	   25300    SH		SOLE	NA	  25300
SENSORMATIC ELECTRS CORP	PFD CV DEP 1/10	817265804 4758	   155000   SH		SOLE	NA	  155000
U S ENERGY SYS INC		WT EXP  120101	902951110 12	   22326    SH		SOLE	NA	  22326
VIACOM INC			CL B 		925524308 862	   25000    SH		SOLE	NA	  25000
VERIZON COMMUNICATIONS		DB CV ZRO144A21	92343VAA2 55558	   100000000PRN 	SOLE	NA	  100000000
WENDYS FING I			TECONS SER A	950588202 13603	   249800   SH		SOLE	NA	  249800

							  393653   372043088				  372043088
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